LONG-TERM DEBT (Tables) - Branded Online Inc dba Nogin [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Schedule of Components of Long-Term Notes Payable
The components of the long-term notes payable, net are as follows (in thousands):

	June 30, 2022	December 31, 2021
First Tranche Notes	$10,000	$10,000
First Tranche Notes Exit Fee	600	600
Second Tranche Notes	5,000	5,000
Second Tranche Notes Exit Fee	300	300
Third Tranche Notes	5,000	5,000
Third Tranche Notes Exit Fee	50	50

	20,950	20,950
Less: Unamortized Exit Fee payment	(773)	(884)
Less: Unamortized warrant discount	(597)	(678)
Less: Unamortized debt issuance costs	(122)	(139)
Add: Unamortized costs – short-term in accrued expense and other liabilities	463	—

	$19,921	$19,249

The components of the long-term notes payable, net as of December 31, 2021 are as follows:

First Tranche Notes	$10,000
First Tranche Notes Exit Fee	600
Second Tranche Notes	5,000
Second Tranche Notes Exit Fee	300
Third Tranche Notes	5,000
Third Tranche Notes Exit Fee	50

20,950
Less: Unamortized Exit Fee payment	(884)
Less: Unamortized warrant discount	(678)
Less: Unamortized debt issuance costs	(139)

$19,249

Schedule of Maturities of Long-Term Notes Payable
Scheduled maturities for the First, Second and Third Tranche Notes, inclusive of Exit Fee payments of the Company’s long-term notes payable as of June 30, 2022 were as follows (in thousands):

2022 (remaining)	$—
2023	6,022
2024	5,000
2025	5,000
2026	4,928

Total	$20,950

Scheduled maturities for the First, Second and Third Tranche Notes, inclusive of Exit Fee payments of the Company’s long-term notes payable as of December 31, 2021 were as follows:

2022	$—
2023	6,022
2024	5,000
2025	5,000
2026	4,928
Thereafter	—

Total	$20,950